Digital Assets and Digital Asset ETPs - Schedule of Digital Assets (Details) - Coinshares International Limited [Member] $ in Thousands		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Crypto Asset, Holding [Line Items]
Total digital assets, Cost Basis		$ 4,812,438	$ 2,754,615
Total digital assets, Fair Value		$ 3,974,713	$ 4,466,678
Bitcoin [Member]
Crypto Asset, Holding [Line Items]
Total digital assets, Units		24,357	25,332
Total digital assets, Cost Basis		$ 2,438,104	$ 1,264,453
Total digital assets, Fair Value		$ 2,132,819	$ 2,370,555
Ethereum [Member]
Crypto Asset, Holding [Line Items]
Total digital assets, Units		359,966	411,634
Total digital assets, Cost Basis		$ 1,190,456	$ 1,062,584
Total digital assets, Fair Value		$ 1,069,940	$ 1,373,680
Solana [Member]
Crypto Asset, Holding [Line Items]
Total digital assets, Units		2,951,168	1,894,767
Total digital assets, Cost Basis		$ 588,725	$ 224,674
Total digital assets, Fair Value		$ 367,985	$ 359,936
XRP [Member]
Crypto Asset, Holding [Line Items]
Total digital assets, Units		129,750,947	70,009,634
Total digital assets, Cost Basis		$ 318,238	$ 62,004
Total digital assets, Fair Value		$ 238,776	$ 145,858
Other digital assets [Member]
Crypto Asset, Holding [Line Items]
Total digital assets, Units	[1],[2]
Total digital assets, Cost Basis	[1],[2]	$ 276,915	$ 140,900
Total digital assets, Fair Value	[1],[2]	165,193	216,649
Treasury Purposes [Member]
Crypto Asset, Holding [Line Items]
Total digital assets, Cost Basis		39,236	8,894
Total digital assets, Fair Value		$ 33,354	$ 15,249
Treasury Purposes [Member] | Bitcoin [Member]
Crypto Asset, Holding [Line Items]
Total digital assets, Units		235	163
Total digital assets, Cost Basis		$ 22,790	$ 8,894
Total digital assets, Fair Value		$ 20,546	$ 15,249
Treasury Purposes [Member] | Ethereum [Member]
Crypto Asset, Holding [Line Items]
Total digital assets, Units		2,596
Total digital assets, Cost Basis		$ 8,421
Total digital assets, Fair Value		$ 7,717
Treasury Purposes [Member] | Solana [Member]
Crypto Asset, Holding [Line Items]
Total digital assets, Units		40,910
Total digital assets, Cost Basis		$ 8,025
Total digital assets, Fair Value		$ 5,091

[1]	Excludes various stablecoins held with a total fair value of $8.2 million and $5.1 million as of December 31, 2025 and 2024, respectively, which are reflected within digital asset receivables in the consolidated balance sheets.
[2]	Includes various other digital asset balances, none of which individually represented a material amount of the fair value of total digital assets.